Other investments (Tables)	12 Months Ended
Jun. 30, 2024
Disclosure Of Noncurrent Investments Other Than Investments Accounted For Using Equity Method [Abstract]
Schedule of movements in other investments

	Loans $ million	Other investments $ million	Total $ million
Cost less allowances or fair value
At 30 June 2022 (re-presented)	21	24	45
Additions	23	11	34
Repayments and disposals	(3)	—	(3)
Fair value adjustment	—	(5)	(5)
Capitalised interest	2	—	2
Impairment charged during the year	—	(2)	(2)
At 30 June 2023 (re-presented)	43	28	71
Additions	18	9	27
Repayments and disposals	(17)	—	(17)
Fair value adjustment	—	(3)	(3)
Capitalised interest	5	—	5
Impairment reversed/(charged) during the year	14	(3)	11
At 30 June 2024	63	31	94